Share-based Payment Arrangements - Summary of Options Granted Price and Inputs (Detail)	1 Months Ended									7 Months Ended
	May 31, 2023 yr $ / shares	Jan. 31, 2023 yr $ / shares	Jul. 31, 2022 yr $ / shares	Jan. 31, 2022 yr $ / shares	Dec. 31, 2020 yr $ / shares	Jul. 31, 2017 yr $ / shares	Jul. 31, 2016 yr $ / shares	Jul. 31, 2015 yr $ / shares	Jul. 31, 2014 yr $ / shares	Jul. 31, 2021 yr $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date ADS share price	$ 4.15	$ 1.8	$ 2.5	$ 5.6	$ 11.1	$ 6.4	$ 11.3	$ 9.4	$ 6.8	$ 11.75
ADS Exercise price	$ 4.15	$ 1.8	$ 2.5	$ 2.6	$ 2.6	$ 6.4	$ 11.3		$ 6.8	$ 2.6
Expected volatility	130.50%	133.50%	118.20%	122.10%	66.25%	38.33%	39.34%	36.37%	50.86%	118.10%
Expected life | yr						10	10	10	10
Risk-free interest rate						1.10%	1.46%	2.43%	2.58%
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
ADS Exercise price								$ 6.8
Expected life | yr	5.5	5.5	5.25	5.25	5.25					5.25
Risk-free interest rate	3.58%	3.92%	2.91%	3.06%	3.06%					3.06%
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
ADS Exercise price								$ 9.4
Expected life | yr	7	7	7	7	7					7
Risk-free interest rate	3.58%	3.92%	2.91%	3.06%	3.06%					3.06%